Supplemental Information	6 Months Ended
Jun. 30, 2015
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Information

18. SUPPLEMENTAL INFORMATION

The operations and key financial measures and financial analysis differ significantly for manufacturing and distribution businesses and financial services businesses; therefore, management believes that certain supplemental disclosures are important in understanding the consolidated operations and financial results of CNH Industrial. This supplemental information does not purport to represent the operations of each group as if each group were to operate on a standalone basis. For example, Industrial Activities presents the cost of “interest free” periods for wholesale receivables as Interest Compensation to Financial Services, and not as a reduction of sales in their statements of operations. This supplemental data is as follows:

Industrial Activities—The financial information captioned “Industrial Activities” reflects the consolidation of all majority-owned subsidiaries except for Financial Services business. Financial Services business has been included using the equity method of accounting whereby the net income and net assets of Financial Services business are reflected, respectively, in “Equity in income of unconsolidated subsidiaries and affiliates” in the accompanying condensed consolidated statements of operations, and in “Investment in Financial Services” in the accompanying condensed consolidated balance sheets.

Financial Services—The financial information captioned “Financial Services” reflects the consolidation or combination of Financial Services business.

Transactions between the “Industrial Activities” and “Financial Services” have been eliminated to arrive at the consolidated financial statements.

	Statement of Operations
	Industrial Activities		Financial Services
	Three Months Ended June 30,		Three Months Ended June 30,
	2015	2014	2015	2014
	(in millions, except share data)
Revenues
Net sales	$6,634	$8,564	$—	$—
Finance and interest income	59	66	423	468
Total Revenues	$6,693	$8,630	$423	$468
Costs and Expenses
Cost of goods sold	$5,456	$6,922	$—	$—
Selling, general and administrative expenses	552	666	74	86
Research and development expenses	225	298	—	—
Restructuring expenses	21	30	1	—
Interest expense	175	224	151	178
Interest compensation to Financial Services	75	94	—	—
Other, net	91	58	60	57
Total Costs and Expenses	6,595	8,292	286	321
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	98	338	137	147
Income taxes	82	111	44	47
Equity income of unconsolidated subsidiaries and affiliates	8	27	5	4
Results from intersegment investments	98	104	—	1
Net Income	$122	$358	$98	$105

	Statement of Operations
	Industrial Activities		Financial Services
	Six Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
	(in millions, except share data)
Revenues
Net sales	$12,259	$15,777	$—	$—
Finance and interest income	130	126	836	908
Total Revenues	$12,389	$15,903	$836	$908
Costs and Expenses
Cost of goods sold	$10,172	$12,801	$—	$—
Selling, general and administrative expenses	1,048	1,331	145	173
Research and development expenses	415	555	—	—
Restructuring expenses	33	42	1	—
Interest expense	349	419	307	350
Interest compensation to Financial Services	146	180	—	—
Other, net	164	147	119	109
Total Costs and Expenses	12,327	15,475	572	632
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	62	428	264	276
Income taxes	112	206	91	95
Equity income of unconsolidated subsidiaries and affiliates	12	48	10	8
Results from intersegment investments	183	189	—	2
Net Income	$145	$459	$183	$191

	Balance Sheets
	Industrial Activities		Financial Services
	June 30, 2015	December 31, 2014	June 30, 2015	December 31, 2014
	(in millions, except share data)
ASSETS
Cash and cash equivalents	$3,109	$4,122	$1,126	$1,041
Restricted cash	22	1	727	977
Trade receivables	813	1,025	49	92
Financing receivables	2,746	4,767	20,883	22,717
Inventories, net	7,019	6,845	201	163
Property, plant and equipment, net	6,441	6,862	2	3
Investments in unconsolidated subsidiaries and affiliates	3,018	3,063	128	136
Equipment under operating leases	12	20	1,700	1,498
Goodwill	2,312	2,324	154	160
Other Intangible assets, net	788	828	19	22
Deferred tax assets	1,359	1,508	205	239
Derivative assets	174	198	6	9
Other assets	1,744	1,502	501	781
TOTAL ASSETS	$29,557	$33,065	$25,701	$27,838
LIABILITIES AND EQUITY
Debt	$8,844	$11,520	$21,999	$24,086
Trade payables	5,815	5,850	176	197
Deferred tax liabilities	182	202	286	250
Pension, postretirement and other postemployment benefits	2,483	2,594	28	20
Derivative liability	154	221	11	16
Other liabilities	7,223	7,701	629	675
TOTAL LIABILITIES	$24,701	$28,088	$23,129	$25,244
Equity	4,838	4,961	2,572	2,594
Redeemable noncontrolling interest	18	16	—	—
TOTAL EQUITY AND LIABILITIES	$29,557	$33,065	$25,701	$27,838

	Cash Flow Statements
	Industrial Activities		Financial Services
	Six Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
	(in millions)
Operating activities:
Net income	$145	$459	$183	$191
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	346	358	3	2
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	98	125	97	71
Loss from disposal of assets	3	—	—	1
Undistributed income of unconsolidated subsidiaries	(125)	(87)	(6)	(10)
Other non-cash items	38	27	59
Changes in operating assets and liabilities:				61
Provisions	(45)	165	3	28
Deferred income taxes	(4)	(29)	46	(9)
Trade and financing receivables related to sales, net	164	84	(43)	(1,413)
Inventories, net	(655)	(1,384)	(39)	4
Trade payables	315	(174)	(24)	(84)
Other assets and liabilities	(351)	(147)	244	272
Net cash (used in) provided by operating activities	(71)	(603)	523	(886)
Investing activities:
Additions to retail receivables	—	—	(2,100)	(3,034)
Collections of retail receivables	—	—	2,514	3,236
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	2	10	—	—
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	162	138	198	130
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments	(224)	(342)	—	(12)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(341)	(372)	(515)	(401)
Other	1,478	96	(1,044)	182
Net cash provided by (used in) investing activities	1,077	(470)	(947)	101
Financing activities:
Proceeds from long-term debt	304	1,898	2,926	8,006
Payments of long-term debt	(1,951)	(541)	(2,440)	(7,817)
Net increase (decrease) in other financial liabilities	181	(233)	158	13
Dividends paid	(294)	(379)	(36)	(90)
Other	17	6	(21)	14
Net cash (used in) provided by financing activities	(1,743)	751	587	126
Effect of foreign exchange rate changes on cash and cash equivalents	(276)	11	(78)	18
(Decrease) Increase in cash and cash equivalents	(1,013)	(311)	85	(641)
Cash and cash equivalents, beginning of year	4,122	4,010	1,041	1,557
Cash and cash equivalents, end of period	$3,109	$3,699	$1,126	$916